Related Party Transactions (Details 2) (Related Party [Member], USD $)	Dec. 31, 2013
Related Party [Member]
Future minimum rental payments required under the related party operating leases
2014	$ 6,341
2015	134,274
2016	2,420
2017	22,587
2018	2,420
Thereafter	438,315
Total	$ 606,357